Average Annual Total Returns - Money Market Fund	Money Market Fund Class Past One Year	Money Market Fund Class Past Five Years	Money Market Fund Class Past Ten Years	FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses) Past One Year	FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses) Past Five Years	FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses) Past Ten Years
Total	0.28%	0.96%	0.40%	0.58%	1.16%	0.60%